Summary of Significant Accounting Policies (Tables) - LONG-TERM SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of net assets of the trust and the plan's interest in the trust

	December 31, 2025
		Plan’s Interest in
	Trust Balances	Trust Balances
Common/collective trust funds	$473,782,200	$214,534,335
Mutual funds	84,669,014	31,883,675
Common stock	70,228,611	38,343,471
Pooled separate account	54,870,075	32,638,716
Self-directed brokerage account	18,747,583	6,173,510
Total net assets	$702,297,483	$323,573,707

Plan’s interest as a percentage of the Trust		46%

	December 31, 2024
		Plan’s Interest in
	Trust Balances	Trust Balances
Common/collective trust funds	$310,519,972	$139,495,641
Mutual funds	141,302,167	47,129,696
Non-interest bearing cash	86,015,483	34,565,092
Pooled separate account	66,187,003	38,336,168
Common stock	51,125,863	27,621,162
Self-directed brokerage account	11,221,885	2,999,120
Total net assets	$666,372,373	$290,146,879

Plan’s interest as a percentage of the Trust		44%

Schedule of investment income of the trust

	Year Ended December 31,
	2025	2024
Interest and dividends	$9,944,398	$7,046,512
Net appreciation in fair value of investments	92,895,121	46,586,715
Total investment income	$102,839,519	$53,633,227

Plan’s interest in investment income of the Trust	$47,448,162	$16,008,081